Disclosure of detailed information about cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Interests received measured using the effective rate method	$ 3,944	$ 3,384
Interests paid on long-term debt	21,126	4,005
Dividends received	328	215
Income taxes paid	822	132
Decrease (increase) in accounts receivable	(8,613)	(1,248)
Increase in inventory	9,859	(8,737)
Decrease (increase) in other current assets	(31)	(221)
Decrease in accounts payable and accrued liabilities	(3,834)	9,766
Changes in non-cash working capital items	(2,619)	(440)
Tax credits receivable related to exploration and evaluation assets - beginning of period	4,091	6,238
Tax credits receivable related to exploration and evaluation assets - end of period	281	4,091
Normal course issuer bid purchase of common shares payable - Beginning of year	0	0
Normal course issuer bid purchase of common shares payable - End of year	$ 1,702	$ 0